Lease (Tables)	12 Months Ended
Jun. 30, 2021
Operating Leases Of Lessee Disclosures [Abstract]
Schedule of supplemental balance sheet information related to operating lease
	As of June 30,
	2020	2021
Right-of-use assets	$278,260	$194,747

Operating lease liabilities - current	$96,357	$98,427
Operating lease liabilities - non-current	189,994	104,755
Total operating lease liabilities	$286,351	$203,182

Schedule of weighted average remaining lease terms and discount rates for the operating lease
Weighted average remaining lease term (years)	2.15
Weighted average discount rate	6.92%

Schedule of future minimum rent payable under non-cancelable operating leases
2022	$101,227
2023	101,227
Thereafter	16,871
Total lease payments	219,325
Less: imputed interest	(16,143)
Present value of lease liabilities	$203,182